Fair Value Measurement - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Current
Total Fair Value Assets and Liabilities	¥ 940,144,239	¥ 517,745,370
Level 1 [Member]
Current
Total Fair Value Assets and Liabilities
Level 2 [Member]
Current
Total Fair Value Assets and Liabilities
Level 3 [Member]
Current
Total Fair Value Assets and Liabilities	940,144,239	517,745,370
Senior Convertible Note [Member]
Current
Total Fair Value Liabilities	473,715,560
Senior Convertible Note [Member] | Level 1 [Member]
Current
Total Fair Value Liabilities
Senior Convertible Note [Member] | Level 2 [Member]
Current
Total Fair Value Liabilities
Senior Convertible Note [Member] | Level 3 [Member]
Current
Total Fair Value Liabilities	473,715,560
Liability-settled share-based payment to non-employee [Member]
Current
Total Fair Value Liabilities	1,581,448	2,833,080
Liability-settled share-based payment to non-employee [Member] | Level 1 [Member]
Current
Total Fair Value Liabilities
Liability-settled share-based payment to non-employee [Member] | Level 2 [Member]
Current
Total Fair Value Liabilities
Liability-settled share-based payment to non-employee [Member] | Level 3 [Member]
Current
Total Fair Value Liabilities	1,581,448	2,833,080
Convertible Junior Note [Member]
Current
Total Fair Value Liabilities	464,847,231
Convertible Junior Note [Member] | Level 1 [Member]
Current
Total Fair Value Liabilities
Convertible Junior Note [Member] | Level 2 [Member]
Current
Total Fair Value Liabilities
Convertible Junior Note [Member] | Level 3 [Member]
Current
Total Fair Value Liabilities	¥ 464,847,231
Convertible notes [Member]
Current
Total Fair Value Liabilities		420,712,380
Convertible notes [Member] | Level 1 [Member]
Current
Total Fair Value Liabilities
Convertible notes [Member] | Level 2 [Member]
Current
Total Fair Value Liabilities
Convertible notes [Member] | Level 3 [Member]
Current
Total Fair Value Liabilities		420,712,380
Deferred contingent consideration [Member]
Current
Total Fair Value Liabilities		94,199,910
Deferred contingent consideration [Member] | Level 1 [Member]
Current
Total Fair Value Liabilities
Deferred contingent consideration [Member] | Level 2 [Member]
Current
Total Fair Value Liabilities
Deferred contingent consideration [Member] | Level 3 [Member]
Current
Total Fair Value Liabilities		¥ 94,199,910